Cash and cash equivalents - Additional Information (Detail) - GBP (£) £ in Billions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents not available for general use	£ 0.2	£ 0.2